BACAP OPPORTUNITY
                                                                   STRATEGY, LLC


                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT ACCOUNTANTS
                  FOR THE PERIOD OCTOBER 1, 2002 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2002

                         BACAP OPPORTUNITY STRATEGY, LLC

                              FINANCIAL STATEMENTS


           FOR THE PERIOD OCTOBER 1, 2002 (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2002


                                    CONTENTS

Report of Independent Accountants..........................................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Statement of Operations....................................................    3

Statement of Changes in Members' Capital - Net Assets......................    4

Notes to Financial Statements..............................................    5

Schedule of Portfolio Investments..........................................   12

Schedule of Securities Sold, Not Yet Purchased.............................   17

[LOGO]

PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     1177 Avenue of the Americas
                                                     New York NY 10036
                                                     Telephone (212) 596 8000
                                                     Facsimile (212)5968910


REPORT of INDEPENDENT ACCOUNTANTS

To the Board of Managers and Members of BACAP Opportunity Strategy, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedules of portfolio investments and securities sold, not yet purchased, and the related statements of operations, and of changes in members' capital present fairly, in all material respects, the financial position of BACAP Opportunity Strategy, LLC (the "Company") at December 31, 2002, and the results of its operations and changes in its members' capital for the period October 1, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS

February 20, 2003

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------------

                                                                     DECEMBER 31, 2002
ASSETS

Investments in securities, at market value (cost - $10,949)                $10,853
Cash and cash equivalents                                                    9,866
Receivable for investment securities sold                                    6,133
Deposit with Prime Broker for securities sold, not yet purchased             5,272
Prepaid insurance                                                               50
Interest receivable                                                             38
Dividends receivable                                                             3
                                                                           -------
       TOTAL ASSETS                                                         32,215
                                                                           -------
LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $5,156)      5,272
Payable for investment securities purchased                                  3,053
Management fee payable                                                          22
Dividends payable on securities sold, not yet purchased                          5
Accrued expenses                                                               210
                                                                           -------
       TOTAL LIABILITIES                                                     8,562
                                                                           -------
             MEMBER'S CAPITAL                                              $23,653
                                                                           =======
MEMBERS' CAPITAL

Represented by:
Paid in Capital                                                            $23,865
Net unrealized depreciation on investments and
   securities sold, not yet purchased                                         (212)
                                                                           -------
       MEMBERS' CAPITAL                                                    $23,653
                                                                           =======

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF OPERATIONS (IN THOUSANDS)
-----------------------------------------------------------------------------------------
                                                                PERIOD OCTOBER 1, 2002
                                                             (COMMENCEMENT OF OPERATIONS)
                                                              THROUGH DECEMBER 31, 2002
INVESTMENT INCOME
    Interest                                                            $  47
    Dividends                                                               7
                                                                        -----
                                                                           54
                                                                        -----
EXPENSES
    Professional fees                                                     113
    Management fees                                                        55
    Accounting and investor servicing fees                                 46
    Insurance fees                                                         36
    Custodian fees                                                         33
    Board of Managers' fees and expenses                                   24
    Stock Loan fees                                                        16
    Organizational costs                                                   12
    Dividends on securities sold, not yet purchased                        11
    Miscellaneous                                                          16
                                                                        -----
          TOTAL GROSS EXPENSES                                            362
          LESS: EXPENSE WAIVER                                           (223)
                                                                        -----
          TOTAL NET EXPENSE                                               139
                                                                        -----
          NET INVESTMENT LOSS                                             (85)
                                                                        -----
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM:
       Investment securities                                              985
       Purchased options                                                 (155)
       Securities sold, not yet purchased                                (464)
                                                                        -----
          NET REALIZED GAIN ON INVESTMENTS                                366

    NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS FROM:
       Investment securities                                              323
       Purchased options                                                 (419)
       Securities sold, not yet purchased                                (116)
                                                                        -----
          NET UNREALIZED DEPRECIATION ON INVESTMENTS                     (212)

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 154
                                                                        -----
          NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS    $  69
                                                                        =====

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
------------------------------------------------------------------------------------------------

                                                      AFFILIATED
                                                        MEMBER         MEMBERS            TOTAL
                                                      ----------       -------           -------
MEMBERS' CAPITAL, OCTOBER 1, 2002                       $100           $    --           $   100

    Capital contributions                                 --            23,701            23,701
    Offering Costs                                        (2)             (215)             (217)
    Re-allocation of organizational costs                187              (187)               --
    Net investment income (loss)                          (2)              (83)              (85)
    Net realized gain on investments                       6               360               366
    Net unrealized depreciation on investments            (1)             (211)             (212)
                                                        ----           -------           -------

MEMBERS' CAPITAL, DECEMBER 31, 2002                     $288           $23,365           $23,653
                                                        ====           =======           =======

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------


   1.    ORGANIZATION

         BACAP Opportunity Strategy, LLC (the "Fund") was organized as a limited liability company under the laws of the State of Delaware in March 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, closed-end management investment company. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement (the "Agreement") dated as of July 30, 2002. The Fund's investment objective is to achieve long-term capital appreciation. It pursues this objective by investing its assets primarily in long and short positions in securities of technology companies including companies engaged in developing, producing or delivering technology related products or services; companies that may benefit from, or be disadvantaged by, technology related products or services and companies that derive significant revenues from businesses that may be affected by technological events and advances. The Fund's portfolio of securities in the technology area is expected to consist primarily of equity securities of U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         The Board of Managers of the Fund ("Board of Managers") provides broad oversight over the operations and affairs of the Fund. BACAP Advisory Partners, LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Fund and is responsible for managing the Fund's investment activities pursuant to an investment advisory agreement. Banc of America Advisors, LLC ("BAA") is the managing member and controlling person of the Adviser. Alkeon Capital Management, LLC, a member of the Adviser, has been retained to serve as the Fund's sub-adviser and provides day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The interests of Members in the Fund are represented by limited liability company interests ("Interests"). The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Such repurchases are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase Interests from Members as of June 30, 2003. Thereafter, the Adviser expects that it generally will recommend to the Board of Managers that the Fund offer to repurchase Interests twice each year, effective as of June 30 and December 31 of each year. The Fund can be dissolved if a Member's written request made in accordance with the Agreement to liquidate their entire interest has not been repurchased by the Fund within two years from the date of request.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent;

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         however, actual results could differ from these estimates. Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         A.  PORTFOLIO VALUATION

         Domestic exchange traded and NASDAQ listed equity securities are valued at their last composite sale prices on the date of valuation as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options sold short) as reported by the exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $7,656,115 in cash equivalents was held at PNC Bank.

         C.  INCOME TAXES

         The Fund is a limited liability company and has elected to be treated as a Partnership for federal income tax purposes. No provision for the payment of Federal, state or local income taxes on the profits of the Fund has been made. The Members are individually liable for the income taxes on their share of the Fund's income.

         D.  ORGANIZATIONAL EXPENSES AND OFFERING COSTS

         The Fund's organizational expenses of $201,150 have been expensed as incurred, of which $189,000 was expensed prior to commencement of operations. Offering costs of $217,410 were charged directly to capital upon the initial sale of Interests. In order to achieve a more equitable distribution of the impact of organizational expenses and initial offering costs among Members, the allocation of these expenses and costs are adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital is contributed to the Fund by Members.

   3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         In consideration of services provided by the Adviser, the Fund pays the Adviser a fee computed and paid monthly at the annual rate of 1.00% of the aggregate value of outstanding Interests determined as of the last day of each month (before reduction for any repurchase of Interests or the Incentive Allocation).

         The Fund's  portfolio  transactions  may be executed by brokerage firms affiliated with the Adviser, during the period October 1, 2002 (commencement of operations) to December 31, 2002, such affiliates did not execute any such transactions for the Fund and thus earned no brokerage commissions from such transactions.

         The Adviser serves as the Special Advisory Member of the Fund. In such capacity, the Adviser is entitled to receive a performance-based incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member, generally computed as of the end of each calendar year, of 20% of the net profits allocated to the Member. The Incentive Allocation will apply only to net profits allocable to the Member for the applicable period that exceed previously allocated net losses. During the period October 1, 2002 (commencement of operations) to December 31, 2002, no Incentive Allocation was made to the Adviser.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


   3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Managers (a "Manager") who is not an "interested person" (as defined by the Act) of the Fund, receives an annual retainer of $11,000 plus $1,000 for each meeting attended. All non-interested Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended December 31, 2002, fees (including meeting fees and the annual retainer) and expenses paid to the Managers totaled $23,500.

         PFPC Trust Company (the "Custodian") serves as custodian of the Fund's assets. PFPC Inc. serves as the Administrator, Investor Services and Accounting Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and investor related services. PFPC Inc. has waived $19,487 of its fees for the period ended December 31, 2002.

         The Adviser has entered into an agreement with the Fund to waive its fees or absorb Fund expenses to the extent necessary to limit the total annual ordinary operating expenses of the Fund to 2.30%, excluding organization and offering costs. The Adviser is entitled to be reimbursed by the Fund any fees waived or expenses absorbed by the Adviser during the three year period following such waiver or absorption of expense to the extent that such reimbursement would not cause the Fund to exceed the expense limitation in effect at the time of recovery. At December 31, 2002, the amount potentially recoverable is $203,962.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities for the period October 1, 2002 (commencement of operations) to December 31, 2002, amounted to $51,250,874, and $45,823,274, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $14,993,609 and $18,808,428, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized depreciation on investments was $212,658, consisting of $609,983 gross unrealized appreciation and $822,641 gross unrealized depreciation.

   5.    SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2002, and for the period then ended, the Fund had no outstanding margin borrowings.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the period ended December 31, 2002.

         The Fund maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to such securities may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         For the period October 1, 2002 to December 31, 2002, transactions in purchased options were as follows:

                                                     PUT OPTIONS                          CALL OPTIONS
                                                     -----------                          ------------
                                             NUMBER                                NUMBER
                                          OF CONTRACTS            COST           OF CONTRACTS         COST
                                          ------------         ----------        ------------       ---------
              Beginning balance                  --            $       --              --           $      --
              Options purchased               2,770             1,401,133             810             926,250
              Options closed                 (1,376)             (533,917)           (527)           (328,741)
                                              -----            ----------             ---           ---------
              Options outstanding at
                 December 31, 2002            1,394            $  867,216             283           $ 597,509
                                              =====            ==========            ====           =========

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. During the period October 1, 2002 (commencement of operations) to December 31,2002, there were no transactions in written options.

    7.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period:

                                                                        OCTOBER 1, 2002
                                                                (COMMENCEMENT OF OPERATIONS)
                                                                           THROUGH
                                                                     DECEMBER 31, 2002**
                                                                ----------------------------
         Net assets, end of period (000)                                    $23,653
         Ratio of net investment income (loss) to average net assets*        (2.25%)
         Ratio of expenses to average net assets
              (excluding organizational expenses)*                           (2.30%)
         Ratio of expenses to average net assets, net of waivers *           (3.23%)
         Ratio of expenses to average net assets, gross of waivers *         (7.33%)
         Portfolio turnover rate                                               273%
         Total return                                                        (0.51%)

           *  Ratios  are   annualized   and   reflect  the   re-allocation   of
              organizational expenses to all Members outlined in Note 2d.

           ** Net investment income (loss) ratio, expenses to average net assets ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

   8.    SUBSEQUENT EVENTS

         Effective January 1, 2003, the Fund received capital contributions from members of $1,850,000.

         BAA changed its name to BACAP Distributors, LLC on January 1, 2003.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2002
        SHARES                                                                          MARKET VALUE
                    COMMON STOCK - 41.46%
                      ADVERTISING SALES - 0.30%
         2,100          Lamar Advertising Co.*                                             $    71
                                                                                           -------
                      AEROSPACE / DEFENSE - 0.22%
         5,030          Titan Corp.*                                            (a)             52
                                                                                           -------
                      AEROSPACE / DEFENSE - EQUIPMENT - 0.46%
         4,640          United Defense Industries, Inc.*                        (a)            108
                                                                                           -------
                      APPLICATIONS SOFTWARE - 8.62%
        36,980          Microsoft Corp.*                                        (a)          1,912
        17,180          Siebel Systems, Inc.                                                   129
                                                                                           -------
                                                                                             2,041
                                                                                           -------
                      BROADCASTING SERVICE PROGRAM - 0.69%
        18,300          Liberty Media Corp., Class A*                           (a)            164
                                                                                           -------
                      CABLE TELEVISION - 0.51%
         5,300          Comcast Corp., Special Class A*                                        120
                                                                                           -------
                      CASINO SERVICES - 0.58%
         1,800          International Game Technology*                                         137
                                                                                           -------
                      COMPUTERS - 2.92%
        21,410          Dell Computer Corp.*                                    (a)            573
         6,870          Hewlett-Packard Co.                                     (a)            119
                                                                                           -------
                                                                                               692
                                                                                           -------
                      COMPUTERS - MEMORY DEVICES - 0.80%
         7,210          Storage Technology Corp.*                               (a)            154
         5,470          Western Digital Corp.*                                  (a)             35
                                                                                           -------
                                                                                               189
                                                                                           -------
                      CONSULTING SERVICES - 0.92%
         9,700          Accenture Ltd., Class A*                                               175
         6,210          BearingPoint, Inc.*                                     (a)             43
                                                                                           -------
                                                                                               218
                                                                                           -------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.15%
        10,790          Flextronics International Ltd.*                                         88
         4,560          Jabil Circuit, Inc.*                                    (a)             82
         9,030          Vishay Intertechnology, Inc.*                           (a)            101
                                                                                           -------
                                                                                               271
                                                                                           -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2002
        SHARES                                                                          MARKET VALUE
                    COMMON STOCK (CONTINUED)
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.45%
        25,090          Agere Systems Inc., Class A*                                       $    36
        14,930          Altera Corp.*                                           (a)            184
        11,500          Applied Micro Circuits Corp.*                                           42
         5,400          Microchip Technology, Inc.                                             132
         6,050          Skyworks Solutions, Inc.*                               (a)             52
         6,790          STMicroelectronics N.V. NY Shares                                      132
        11,580          Xilinx, Inc.*                                           (a)            239
                                                                                           -------
                                                                                               817
                                                                                           -------
                      ELECTRONICS - MILITARY - 0.86%
         4,520          L-3 Communications Holdings, Inc.*                      (a)            203
                                                                                           -------
                      ENTERPRISE SOFTWARE - SERVICE - 1.77%
        12,500          BEA Systems, Inc.*                                                     143
         5,300          Legato Systems, Inc.*                                                   27
        12,760          SAP AG - Sponsored ADR                                  (a)            249
                                                                                           -------
                                                                                               419
                                                                                           -------
                      ENTERTAINMENT SOFTWARE - 0.25%
         1,190          Electronic Arts, Inc.*                                  (a)             59
                                                                                           -------
                      FINANCE - OTHER SERVICES - 0.64%
         3,440          Chicago Mercantile Exchange*                                           150
                                                                                           -------
                      INTERNET APPLICATION SOFTWARE - 0.03%
         2,170          BroadVision, Inc.*                                      (a)              7
                                                                                           -------
                      INTERNET CONTENT - INFORMATION / NETWORK - 0.04%
         3,590          LookSmart Ltd.*                                                          9
                                                                                           -------
                      INTERNET INFRASTRUCTURE SOFTWARE - 0.22%
         8,500          TIBCO Software, Inc.*                                                   53
                                                                                           -------
                      INTERNET SECURITY - 0.42%
         6,160          Networks Associates, Inc.*                              (a)             99
                                                                                           -------
                      MEDICAL - DRUGS - 0.41%
         3,600          MedImmune, Inc.*                                                        98
                                                                                           -------
                      MEDICAL - HMO - 0.48%
         1,800          Anthem, Inc.*                                                          113
                                                                                           -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2002
        SHARES                                                                          MARKET VALUE
                    COMMON STOCK (CONTINUED)
                      MEDICAL PRODUCTS - 1.11%
         4,890          Johnson & Johnson                                       (a)        $   263
                                                                                           -------
                      NETWORKING PRODUCTS - 0.98%
        17,700          Cisco Systems, Inc.*                                                   232
                                                                                           -------
                      NON-HAZARDOUS - WASTE DISPOSAL - 0.33%
         3,690          Republic Services, Inc.                                 (a)             77
                                                                                           -------
                      PHOTO EQUIPMENT & SUPPLIES - 0.21%
         1,400          Eastman Kodak Co.                                                       49
                                                                                           -------
                      PUBLISHING - NEWSPAPERS - 0.48%
         2,500          Tribune Co.                                                            114
                                                                                           -------
                      REGISTERED INVESTMENT COMPANY - 5.89%
        28,230          Nasdaq - 100 Index Tracking Stock*                      (a)            689
        10,690          Software HOLDRs Trust*                                                 289
        28,280          Technology Select Sector SPDR Fund*                     (a)            417
                                                                                           -------
                                                                                             1,395
                                                                                           -------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.91%
         7,690          Analog Devices, Inc.*                                   (a)            184
         3,180          Integrated Circuit Systems, Inc.*                       (a)             58
         6,120          Linear Technology Corp.                                 (a)            157
         1,800          Marvell Technology Group Ltd.*                                          34
         5,650          United Microelectronics Corp. - Sponsored ADR*          (a)             19
                                                                                           -------
                                                                                               452
                                                                                           -------
                      SEMICONDUCTOR EQUIPMENT - 2.47%
        12,400          Applied Materials, Inc.*                                               162
         2,700          KLA-Tencor Corp.*                                                       96
         7,460          Novellus Systems, Inc.*                                 (a)            209
         9,000          Teradyne, Inc.*                                                        117
                                                                                           -------
                                                                                               584
                                                                                           -------
                      TELECOMMUNICATIONS EQUIPMENT - 0.68%
        20,700          ADC Telecommunications, Inc.*                                           43
        72,800          Nortel Networks Corp.*                                                 117
                                                                                           -------
                                                                                               160
                                                                                           -------
                      TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 0.08%
         3,600          CIENA Corp.*                                                            19
                                                                                           -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2002
        SHARES                                                                          MARKET VALUE
                    COMMON STOCK  (CONTINUED)
                      TRANSPORT - SERVICES - 0.29%
         1,100          United Parcel Service, Inc., Class B                               $    69
                                                                                           -------
                      TRAVEL SERVICES - 0.66%
         6,790          USA Interactive, Inc.                                   (a)            155
                                                                                           -------
                      WEB PORTALS / ISP - 0.63%
         9,090          Yahoo!, Inc.                                            (a)            149
                                                                                           -------
                        TOTAL COMMON STOCK (COST $9,485)                                     9,808
                                                                                           -------

     CONTRACTS
                    PURCHASED OPTIONS - 4.42%
                    CALL OPTIONS - 1.84%
                      INDEX - 1.84%
            70          Standard & Poor's 500 Index., 06/21/03, $900.00                        371
           213          Standard & Poor's 500 Index., 03/22/03, $1,025.00                       64
                                                                                           -------
                                                                                               435
                                                                                           -------

                        TOTAL CALL OPTIONS (COST $598)                                         435
                                                                                           -------
                    PUT OPTIONS - 2.58%
                      APPLICATIONS SOFTWARE - 0.00%
            98          Microsoft Corp., 01/18/03, $40.00                       (b)              0
                                                                                           -------
                      COMPUTERS - 0.07%
           153          Dell Computer Corp., 05/17/03, $22.50                                   17
                                                                                           -------
                      MEDICAL - GENERIC DRUGS - 0.00%
            64          Mylan Laboratories Inc., 01/18/03, $25.00               (b)              0
                                                                                           -------
                      MEDICAL PRODUCTS - 0.28%
            35          Johnson & Johnson, 04/19/03, $50.00                                      7
            90          Johnson & Johnson, 01/17/04, $55.00                                     60
                                                                                           -------
                                                                                                67
                                                                                           -------
                      PHOTO  EQUIPMENT & SUPPLIES - 0.04%
            96          Eastman Kodak Co., 04/19/03, $25.00                                      4
            38          Eastman Kodak Co., 04/19/03, $30.00                                      5
                                                                                           -------
                                                                                                 9
                                                                                           -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2002
     CONTRACTS                                                                          MARKET VALUE
                    PUT OPTIONS  (CONTINUED)
                      REGISTERED INVESTMENT COMPANY - 2.13%
           402          Nasdaq-100 Index Tracking Stock, 01/17/04, $30.00                  $   285
           383          Technology Select Sector SPDR Fund, 01/17/04, $20.00                   218
                                                                                           -------
                                                                                               503
                                                                                           -------
                      TRANSPORT - SERVICES - 0.06%
            35          United Parcel Service, Inc., Class B., 01/17/04, $60.00                 14
                                                                                           -------

                        TOTAL PUT OPTIONS (COST $866)                                          610
                                                                                           -------
                        PURCHASED OPTIONS (COST $1,464)                                      1,045
                                                                                           -------

                        TOTAL INVESTMENTS (COST $10,949) - 45.88%                           10,853
                                                                                            ------

                        OTHER ASSETS, LESS LIABILITIES - 54.12%**                           12,800
                                                                                           -------

                        MEMBERS' CAPITAL - 100.00%                                         $23,653
                                                                                           =======

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b) Due to market values being rounded in thousands, securities less than $500 listed as zero.

*   Non-income producing security

ADR - American Depository Receipt.

** INCLUDES $7,656 INVESTED IN PNC MONEY MARKET ACCOUNT, WHICH REPRESENT 32.37% OF MEMBERS' CAPITAL.

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2002
        SHARES                                                                         MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED - (22.29%)
                      CAPACITORS - (0.22%)
         5,860          KEMET Corp.                                                        $   (51)
                                                                                           -------
                      CHEMICALS - SPECIALTY - (0.45%)
         2,200          Sigma-Aldrich Corp.                                                   (107)
                                                                                           -------
                      CHEMICALS DIVERSIFIED - (0.80%)
         4,520          Dow Chemical Co.                                                      (134)
         4,420          Lyondell Chemical Co.                                                  (56)
                                                                                           -------
                                                                                              (190)
                                                                                           -------
                      COMMERCIAL SERVICES - (0.42%)
         2,160          Weight Watchers, International, Inc.                                   (99)
                                                                                           -------
                      COMMERCIAL SERVICES - FINANCE - (0.55%)
           900          Coinstar, Inc.                                                         (20)
         2,730          H&R Block, Inc.                                                       (110)
                                                                                           -------
                                                                                              (130)
                                                                                           -------
                      DATA PROCESSING / MANAGEMENT - (0.62%)
         3,710          Automatic Data Processing, Inc.                                       (146)
                                                                                           -------
                      DENTAL SUPPLIES & EQUIPMENT - (0.46%)
         2,510          Patterson Dental Co.                                                  (110)
                                                                                           -------
                      DISTRIBUTION  - WHOLESALE - (0.47%)
         4,130          Tech Data Corp.                                                       (111)
                                                                                           -------
                      E-COMMERCE / SERVICES - (0.54%)
         1,870          eBay, Inc.                                                            (127)
                                                                                           -------
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.07%)
         3,500          Intel Corp.                                                            (54)
           800          QLogic Corp.                                                           (28)
         7,270          Texas Instruments, Inc.                                               (109)
         4,400          Zoran Corp.                                                            (62)
                                                                                           -------
                                                                                              (253)
                                                                                           -------
                      ELECTRONIC PARTS DISTRIBUTION - (0.22%)
         4,700          Avnet, Inc.                                                            (51)
                                                                                           -------
                      ENTERPRISE SOFTWARE - SERVICE - (1.01%)
         1,500          Business Objects S.A. Sponsored ADR                                    (23)
         8,530          Computer Associates International, Inc.                               (115)
         5,470          PeopleSoft, Inc.                                                      (100)
                                                                                           -------
                                                                                              (238)
                                                                                           -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2002
        SHARES                                                                         MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                      HOTELS & MOTELS - (0.29%)
         4,650          Extended Stay America, Inc.                                        $   (69)
                                                                                           -------
                      MEDICAL INFORMATION SYSTEMS - (0.37%)
         5,420          IMS Health, Inc.                                                       (87)
                                                                                           -------
                      MEDICAL PRODUCTS - (0.41%)
         1,450          Stryker Corp.                                                          (97)
                                                                                           -------
                      PHARMACY SERVICES - (0.25%)
         2,700          AdvancePCS                                                             (60)
                                                                                           -------
                      PUBLISHING - NEWSPAPERS - (0.46%)
         2,540          Dow Jones & Co., Inc.                                                 (110)
                                                                                           -------
                      RECREATIONAL VEHICLES - (0.35%)
         1,400          Polaris Industries, Inc.                                               (81)
                                                                                           -------
                      REGISTERED INVESTMENT COMPANY - (11.76%)
        31,500          SPDR Trust Series 1                                                 (2,781)
                                                                                           -------
                      RETAIL - DRUG STORE - (0.51%)
         4,170          Walgreen Co.                                                          (122)
                                                                                           -------
                      TELEPHONE - INTEGRATED - (1.06%)
         1,800          ALLTEL Corp.                                                           (92)
         3,600          Citizens Communications Co.                                            (38)
         4,500          SBC Communications, Inc.                                              (122)
                                                                                           -------
                                                                                              (252)
                                                                                           -------
                        TOTAL SECURITIES SOLD, NOT YET PURCHASED                           $(5,272)
                        (PROCEEDS $5,156)                                                  =======


The accompanying notes are an integral part of these financial statements.

                       This page is intentionally blank.

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)

         The Board of Managers (the "Managers") of the BACAP Opportunity Strategy, LLC (the "Fund") provides broad oversight over the operations and affairs of the Fund. It has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Managers exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Managers are not required to contribute to the capital of the Fund or to own Interests. A majority of the Managers are persons who are not "interested persons" (as defined in the Investment Company Act) of the Fund (the "Independent Managers"). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. The identity of the Managers and officers of the Fund and brief biographical information regarding each Manager and officer during the past five years is set forth below. Two of the Managers are deemed to be "interested persons" of the Fund, as defined by the Investment Company Act, because they are the officers and employees of the Fund's investment adviser or affiliates of the investment adviser.

                                      TERM OF                                    NUMBER OF
                                      OFFICE                                     FUNDS IN
                           POSITION   AND                                        FUND
                           HELD       LENGTH OF                                  COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     TRUST      SERVED      DURING THE PAST FIVE YEARS     MANAGER       BY MANAGER
-----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Thomas W. Brock            Manager    Indefinite  Adjunct Professor,             1             None
600 Mamaroneck Avenue                 term;       Columbia University
Suite 431                             Manager     Graduate School of
Harrison, NY 10528                    since 2002  Business since September
Age:  54                                          1998; Chairman, CEO,
                                                  Salomon Brothers Asset
                                                  Management, Inc. from
                                                  1993 to 1998

Andrew M. Paul             Manager    Indefinite  President and Chief            1             None
Enhanced Capital                      term;       Executive Officer,
Partners, LLC                         Manager     Enhanced Capital
300 Park Avenue                       since 2002  Partners, LLC (venture
20th Floor                                        capital) since January
New York, NY 10022                                2001; Chair, MTS Health
Age:  46                                          Partners, LLC (merger and
                                                  acquisition advisory and
                                                  private equity) since August
                                                  2001; Director Sloans Lake
                                                  Managed Care since February
                                                  2001; Managing Member, Welsh
                                                  Carson Anderson & Stowe
                                                  (private equity) from August
                                                  1984 to September 2000

Thomas G. Yellin           Manager    Indefinite  Executive Producer, ABC        1             None
ABC News                              term;       News since June 1989
125 West End Avenue                   Manager
4th Floor                             since 2002
New York, NY 10023
Age:  49

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)

                                      TERM OF                                    NUMBER OF
                                      OFFICE                                     FUNDS IN
                           POSITION   AND                                        FUND
                           HELD       LENGTH OF                                  COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     TRUST      SERVED      DURING THE PAST FIVE YEARS     MANAGER       BY MANAGER
-----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Michael E. Kenneally       Manager    Indefinite  Manager, Chairman, Chief       1             None
Banc of America Capital               term;       Investment Officer, Banc
Management, LLC                       Manager     of America Capital
100 North Broadway                    since 2002  Management, LLC (or its
St. Louis, MO 63102-2728                          predecessors) since
Age:  48                                          January 2000; Manager,
                                                  Banc of America Advisors, LLC
                                                  (or its predecessors) since
                                                  January 2000; Manager, Chief
                                                  Investment Officer, BACAP
                                                  Advisory Partners, LLC since
                                                  May 2002; Senior Vice
                                                  President (Asset Management
                                                  Group), Bank of America, N.A.
                                                  since 1997

Alan Rappaport             Manager    Indefinite  President, Bank of             1             None
Bank of America                       term;       America Private Bank
9 West 57th Street                    Manager     since April 2001;
48th Floor                            since 2002  Managing Director
New York, NY 10019                                (private equity), Chase
Age: 49                                           Manhattan Corp. from July
                                                  2000 to April 2001; Partner,
                                                  The Beacon Group, LLC (private
                                                  equity) from January 2000 to
                                                  July 2000; Managing Director,
                                                  CIBC Oppenheimer Corp. from
                                                  May 1982 to January 2000
-----------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
-----------------------------------------------------------------------------------------------------------------------
Robert H. Gordon           President  1 year      President of the Fund,         5             None
9 West 57th Street                    term;       Nations Funds Trust,
48th Floor                            President   Nations Master Investment
New York, NY 10019                    since 2002  Trust and Nations
Age:  41                                          Separate Account Trust
                                                  since October  2002;
                                                  President of Nations
                                                  Balanced Target Maturity
                                                  Fund, Inc., Nations
                                                  Government Income Term
                                                  Trust 2004, Inc., Nations
                                                  Government Income Term
                                                  Trust 2003, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  March 1998; President and
                                                  Director, Banc of America
                                                  Capital Management, LLC
                                                  (or its predecessors)
                                                  since February 1998;
                                                  President, Banc of
                                                  America Capital
                                                  Management, LLC since
                                                  March 2002; Manager,
                                                  President, BACAP Advisory
                                                  Partners, LLC since May
                                                  2002; Senior
                                                  Vice-President, Banc of
                                                  America Capital
                                                  Management, LLC (or its
                                                  predecessors)
                                                  1995-February 1998;
                                                  Senior Vice President,
                                                  Bank of America since 1993

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)

                                      TERM OF                                    NUMBER OF
                                      OFFICE                                     FUNDS IN
                           POSITION   AND                                        FUND
                           HELD       LENGTH OF                                  COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     TRUST      SERVED      DURING THE PAST FIVE YEARS     MANAGER       BY MANAGER

Edward D. Bedard           Treasurer  1 year      Chief Financial Officer        5             None
One Bank of America Plaza             term;       of Nations Funds Trust,
Charlotte, NC 28255                   Treasurer   Nations Master Investment
Age:  44                              since 2002  Trust and Nations
                                                  Separate Account Trust since
                                                  January 2003; Treasurer of the
                                                  Fund, Nations Funds Trust,
                                                  Nations Master Investment
                                                  Trust and Nations Separate
                                                  Account Trust since October
                                                  2002; Chief Financial Officer
                                                  of Nations Balanced Target
                                                  Maturity Fund, Inc., Nations
                                                  Government Income Term Trust
                                                  2004, Inc., Nations Government
                                                  Income Term Trust 2003, Inc.
                                                  and Hatteras Income
                                                  Securities, Inc. since March
                                                  1998; Director, Banc of
                                                  America Capital Management,
                                                  LLC (or its predecessors)
                                                  since 1997; Manager, Chief
                                                  Operating Officer, BACAP
                                                  Advisory Partners, LLC since
                                                  May 2002; Senior Vice
                                                  President and Chief Operating
                                                  Officer, Banc of America
                                                  Capital Management, LLC since
                                                  1996; and Chief Administrative
                                                  Officer and Treasurer, Banc of
                                                  America Capital Management,
                                                  LLC since January 2000

Gerald Murphy              Assistant  1 year      Assistant Treasurer of         5             None
One Bank of America Plaza  Treasurer  term;       the Fund; Treasurer of
Charlotte, NC 28255                   Assistant   Nations Funds Trust,
Age:  42                              Treasurer   Nations Master Investment
                                      since 2002  Trust and Nations
                                                  Separate Account Trust
                                                  since January 2003;
                                                  Treasurer of Nations
                                                  Balanced Target Maturity
                                                  Fund, Inc., Nations
                                                  Government Income Term
                                                  Trust 2004, Inc., Nations
                                                  Government Income Term
                                                  Trust 2003, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  1999; Senior Vice
                                                  President, BACAP Advisory
                                                  Partners, LLC since May
                                                  2002; Senior Vice
                                                  President, Banc of
                                                  America Capital
                                                  Management, LLC (or its
                                                  predecessors) since 1998;
                                                  Vice President, Citibank
                                                  1997-December 1998

                                      TERM OF                                    NUMBER OF
                                      OFFICE                                     FUNDS IN
                           POSITION   AND                                        FUND
                           HELD       LENGTH OF                                  COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     TRUST      SERVED      DURING THE PAST FIVE YEARS     MANAGER       BY MANAGER

Robert B. Carroll          Secretary  1 year      Secretary of the Fund,         5             None
One Bank of America Plaza             term;       Nations Funds Trust,
Charlotte, NC 28255                   Secretary   Nations Master Investment
Age:  42                              since 2002  Trust and Nations
                                                  Separate Account Trust
                                                  since January 2003;
                                                  Secretary of Nations
                                                  Balanced Target Maturity
                                                  Fund, Inc. Nations
                                                  Government Income Term
                                                  Trust 2003, Inc., Nations
                                                  Government Income Term
                                                  Trust 2004, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  1997; Associate General
                                                  Counsel, Bank of America
                                                  Corporation since 1999;
                                                  Assistant General
                                                  Counsel, Bank of America
                                                  Corporation 1996-1999

                       This page is intentionally blank.

BACAP OPPORTUNITY STRATEGY, LLC

CHANGE IN INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP ("PwC") serves as the independent auditors of the Fund. Its principal address is 1177 Avenue of the Americas, New York, New York, 10036. The previous independent auditors, Ernst & Young LLP ("E&Y"), resigned because of independence concerns arising out of certain relationships with affiliates of the Adviser. These relationships were in existence at the time that E&Y performed its audit of the Fund's initial financial statements, dated June 14, 2002. The Board has requested that PwC re-audit these financial statements, and PwC has issued an unqualified opinion on the June 14, 2002 financial statements based on its audit.


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